Goodwill and Other Intangible Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Goodwill and Other Intangible Assets
6.
Goodwill and Other Intangible Assets
The following is a summary of intangible assets at March 31, 2021 and December 31, 2020:

	Estimated Life (Years)	March 31, 2021		December 31, 2020
		Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortizable intangible assets:
Customer lists and contracts	7—10	$645,765	$568,949	$645,739	$563,135
Non-competition agreements	3—15	66,206	64,712	66,156	64,647
Site locations	15	2,413,111	1,615,056	2,412,745	1,593,805
Other	2—15	50,038	38,818	50,018	38,625

		$3,175,120	$2,287,535	$3,174,658	$2,260,212
Unamortizable intangible assets:
Goodwill		$2,165,895	$253,536	$2,165,864	$253,536

(6) Goodwill and Other Intangible Assets
The following is a summary of intangible assets at December 31, 2020 and 2019:

	Estimated Life (Years)	2020		2019
		Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortizable Intangible Assets:
Customer lists and contracts	7 —10	$645,739	$563,135	$641,714	$539,405
Non-competition agreements	3 —15	66,156	64,647	66,014	64,379
Site locations	15	2,412,745	1,593,805	2,384,520	1,509,335
Other	2 —15	50,018	38,625	49,864	36,749

		$3,174,658	$2,260,212	$3,142,112	$2,149,868
Unamortizable Intangible Assets:
Goodwill		$2,165,864	$253,536	$2,165,810	$253,536
The changes in the gross carrying amount of goodwill for the years ended December 31, 2020 and 2019 are as follows:

Balance as of December 31, 2018	$2,172,922
Goodwill acquired during the year	29,360
Purchase price adjustments and other	(36,472)
Impairment losses	—

Balance as of December 31, 2019	$2,165,810
Goodwill acquired during the year	—
Purchase price adjustments and other	54
Impairment losses	—

Balance as of December 31, 2020	$2,165,864

Amortization expense for the years ended December 31, 2020, 2019 and 2018 was $110,201, $113,679 and $95,010, respectively. The following is a summary of the estimated amortization expense for future years:

2021	$106,816
2022	101,964
2023	91,133
2024	87,320
2025	83,959
Thereafter	443,254

Total	$914,446

LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Goodwill and Other Intangible Assets
(3) Goodwill and Other Intangible Assets
The following is a summary of intangible assets at December 31, 2020 and 2019:

	Estimated Life (Years)	2020		2019
		Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortizable Intangible Assets:
Customer lists and contracts	7—10	$645,739	$563,135	$641,714	$539,405
Non-competition agreement	3—15	66,156	64,647	66,014	64,379
Site locations	15	2,412,745	1,593,805	2,384,520	1,509,335
Other	2—15	49,472	38,547	49,318	36,671

		$3,174,112	$2,260,134	$3,141,566	$2,149,790
Unamortizable Intangible Assets:
Goodwill		$2,154,844	$252,667	$2,154,790	$252,667
The changes in the gross carrying amount of goodwill for the years ended December 31, 2020 and 2019 are as follows:

Balance as of December 31, 2018	$2,161,902
Goodwill acquired during the year	29,360
Purchase price adjustments and other	(36,472)
Impairment losses	—

Balance as of December 31, 2019	2,154,790
Goodwill acquired during the year	—
Purchase price adjustments and other	54
Impairment losses	—

Balance as of December 31, 2020	$2,154,844